UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2013

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	1,087	$1,141,282
Total Asset-Backed Securities – 0.4%			1,141,282

Common Stocks	Shares
Auto Components — 2.8%
Delphi Automotive Plc (a)		13,654	396,387
Delphi Automotive Plc (a)		242,654	7,044,234
			7,440,621
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)		7,130	84,990
Capital Markets — 0.2%
E*Trade Financial Corp. (a)		74,600	633,354
Chemicals — 0.2%
CF Industries Holdings, Inc.		2,200	376,112
Huntsman Corp.		14,000	179,200
			555,312
Commercial Banks — 0.3%
CIT Group, Inc. (a)		22,270	761,411
Communications Equipment — 0.3%
Loral Space & Communications Ltd.		12,778	770,514
Diversified Financial Services — 0.6%
Kcad Holdings I Ltd.		220,203,372	1,745,552
Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc. (a)		15,380	326,517
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		70,784	262
Energy Equipment & Services — 1.0%
Laricina Energy Ltd.		35,294	1,452,287
Osum Oil Sands Corp.		82,000	992,400
Transocean Ltd.		8,600	351,138
			2,795,825
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		1,099	55
Travelport Worldwide Ltd.		76,940	38,470
			38,525
Media — 1.6%
Belo Corp., Class A		23,782	137,460
Charter Communications, Inc. (a)		63,805	4,000,574
Clear Channel Outdoor Holdings, Inc., Class A (a)		9,964	62,773

Common Stocks	Shares		Value
Media (concluded)
DISH Network Corp., Class A		5,900	$165,436
			4,366,243
Metals & Mining — 0.1%
African Minerals Ltd. (a)		47,050	273,301
Oil, Gas & Consumable Fuels — 0.1%
African Petroleum Corp. Ltd (a)		102,100	139,238
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)		122,117	144,244
Ainsworth Lumber Co. Ltd. (a)(b)		140,415	165,858
Western Forest Products, Inc. (a)		158,023	126,988
Western Forest Products, Inc. (a)		45,762	36,774
			473,864
Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (a)		5,900	481,322
Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)		64,237	693,759
SunPower Corp. (a)		271	1,358
			695,117
Software — 0.0%
Bankruptcy Management Solutions, Inc. (a)		501	15
HMH Holdings/EduMedia (a)		89,669	897
			912
Total Common Stocks – 8.0%			21,582,880

Corporate Bonds	Par (000)
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	230	238,050
7.13%, 3/15/21		330	342,375
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		846	896,760
			1,477,185
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		617	635,499
Series 2, 12.38%, 8/16/15		624	642,631
			1,278,130
Airlines — 2.0%
Continental Airlines, Inc.:
Series 1997-4, Class B, 6.90%, 7/02/18 (c)		278	277,703

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Airlines (concluded)
Continental Airlines, Inc. (concluded):
Series 2010-1, Class B, 6.00%, 7/12/20	USD	480	$480,955
Delta Air Lines, Inc.:
Series 2002-1, Class G-1, 6.72%, 7/02/24		611	647,474
Series 2009-1, Class B, 9.75%, 6/17/18		199	213,179
Series 2010-1, Class B, 6.38%, 7/02/17		500	500,000
United Air Lines, Inc., 12.75%, 7/15/12		2,062	2,082,992
US Airways Pass Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		679	699,261
Series 2012-1, Class C, 9.13%, 10/01/15		450	450,000
			5,351,564
Auto Components — 2.2%
Baker Corp. International, Inc., 8.25%, 6/01/19 (b)		210	210,000
Dana Holding Corp., 6.75%, 2/15/21		450	481,500
Delphi Corp., 6.13%, 5/15/21		170	181,050
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(d)(e)		255	254,363
8.00%, 1/15/18		3,035	3,213,306
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		380	397,100
International Automotive Components Group SL, 9.13%, 6/01/18 (b)		40	36,100
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	482	728,744
Titan International, Inc., 7.88%, 10/01/17	USD	465	481,275
			5,983,438
Beverages — 0.3%
Crown European Holdings SA:
7.13%, 8/15/18 (b)	EUR	302	398,629
7.13%, 8/15/18		238	314,152
			712,781
Biotechnology — 0.1%
QHP Royalty Sub LLC, 10.25%, 3/15/15 (b)	USD	165	165,106
Building Products — 0.7%
Building Materials Corp. of America (b):
7.00%, 2/15/20		530	556,500
6.75%, 5/01/21		950	971,375
Momentive Performance Materials, Inc., 11.50%, 12/01/16		475	356,250
			1,884,125

Corporate Bonds	Par (000)		Value
Capital Markets — 1.1%
American Capital Ltd., 7.96%, 12/31/13 (f)	USD	720	$722,023
E*Trade Financial Corp.:
12.50%, 11/30/17		1,070	1,227,825
2.36%, 8/31/19 (b)(e)(g)		244	205,875
Series A, 2.36%, 8/31/19 (e)(g)		7	5,906
KKR Group Finance Co., 6.38%, 9/29/20 (b)		650	699,614
			2,861,243
Chemicals — 4.1%
American Pacific Corp., 9.00%, 2/01/15		880	875,600
Ashland, Inc., 9.13%, 6/01/17		25	27,438
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		495	584,100
Celanese US Holdings LLC, 5.88%, 6/15/21		1,785	1,860,862
Chemtura Corp., 7.88%, 9/01/18		310	321,625
Hexion US Finance Corp.:
6.63%, 4/15/20 (b)		535	541,687
9.00%, 11/15/20		310	270,475
Huntsman International LLC, 8.63%, 3/15/21		170	190,400
Ineos Finance Plc (b):
8.38%, 2/15/19		890	914,475
7.50%, 5/01/20		440	435,600
INEOS Group Holdings Plc, 8.50%, 2/15/16 (b)		145	130,863
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	380	466,440
Kraton Polymers LLC, 6.75%, 3/01/19	USD	125	128,125
LyondellBasell Industries NV, 5.75%, 4/15/24 (b)		2,745	2,813,625
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		185	177,600
PolyOne Corp., 7.38%, 9/15/20		215	226,825
Solutia, Inc., 7.88%, 3/15/20		620	725,400
TPC Group LLC, 8.25%, 10/01/17		335	351,750
			11,042,890
Commercial Banks — 1.6%
CIT Group, Inc.:
7.00%, 5/02/16 (b)		2,786	2,782,517
5.25%, 3/15/18		550	541,750
5.50%, 2/15/19 (b)		530	515,425
6.00%, 4/01/36		550	494,398
			4,334,090
Commercial Services & Supplies — 2.1%
ARAMARK Corp., 8.50%, 2/01/15		360	368,554
ARAMARK Holdings Corp., 8.63%, 5/01/16 (b)(h)		440	449,904
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		540	543,856

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	USD	108	$111,361
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		25	24,000
Casella Waste Systems, Inc., 7.75%, 2/15/19		650	637,000
Clean Harbors, Inc., 7.63%, 8/15/16		380	397,100
Covanta Holding Corp., 6.38%, 10/01/22		635	658,418
Iron Mountain, Inc., 7.75%, 10/01/19		340	362,100
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)		460	472,650
Mobile Mini, Inc., 7.88%, 12/01/20		365	383,250
RSC Equipment Rental, Inc., 8.25%, 2/01/21		875	925,312
Verisure Holding AB:
8.75%, 9/01/18	EUR	184	213,296
8.75%, 12/01/18		100	103,248
West Corp., 8.63%, 10/01/18	USD	135	140,738
			5,790,787
Communications Equipment — 1.0%
Avaya, Inc., 9.75%, 11/01/15		780	643,500
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)		650	650,000
Frontier Communications Corp., 6.25%, 1/15/13		900	920,250
Hughes Satellite Systems Corp., 6.50%, 6/15/19		380	385,700
			2,599,450
Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (e)		220	218,900
Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		200	206,500
URS Corp., 5.00%, 4/01/22 (b)		350	346,486
			552,986
Construction Materials — 1.2%
HD Supply, Inc. (b):
8.13%, 4/15/19		1,320	1,376,100
11.00%, 4/15/20		1,400	1,445,500
Xefin Lux SCA:
8.00%, 6/01/18 (b)	EUR	254	287,375
8.00%, 6/01/18		200	226,280
			3,335,255
Consumer Finance — 0.9%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	445	478,375

Corporate Bonds	Par (000)		Value
Consumer Finance (concluded)
Ford Motor Credit Co. LLC:
7.80%, 6/01/12	USD	200	$200,000
7.00%, 4/15/15		520	583,700
12.00%, 5/15/15		730	921,625
6.63%, 8/15/17		139	161,399
			2,345,099
Containers & Packaging — 1.5%
Ardagh Packaging Finance Plc (b):
7.38%, 10/15/17	EUR	375	477,598
9.13%, 10/15/20	USD	205	213,200
9.13%, 10/15/20		395	406,850
Berry Plastics Corp.:
4.35%, 9/15/14 (d)		300	293,625
8.25%, 11/15/15		115	121,613
9.50%, 5/15/18		215	220,375
9.75%, 1/15/21		315	327,600
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	643	699,661
GCL Holdings SCA, 9.38%, 4/15/18 (b)		267	297,131
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	375	413,438
OI European Group BV, 6.88%, 3/31/17	EUR	155	197,886
Sealed Air Corp., 8.38%, 9/15/21 (b)	USD	255	280,500
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		180	178,650
			4,128,127
Diversified Consumer Services — 1.5%
Service Corp. International, 7.00%, 6/15/17		3,000	3,337,500
ServiceMaster Co., 8.00%, 2/15/20		655	686,931
			4,024,431
Diversified Financial Services — 4.5%
Ally Financial, Inc.:
7.50%, 12/31/13		280	296,800
8.00%, 11/01/31		3,650	4,106,250
Boparan Holdings Ltd. (b):
9.75%, 4/30/18	EUR	102	124,862
9.88%, 4/30/18	GBP	145	216,770
CNG Holdings, Inc., 9.38%, 5/15/20 (b)	USD	300	301,500
DPL, Inc., 7.25%, 10/15/21 (b)		1,175	1,277,812
General Motors Financial Co., Inc., 6.75%, 6/01/18		300	322,072
Lehman Brothers Holdings, Inc. (a)(i):
5.38%, 10/17/12	EUR	150	45,441
4.75%, 1/16/14		760	230,236
1.00%, 2/05/14		1,600	494,600

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Lehman Brothers Holdings, Inc. (a)(i) (concluded):
1.00%, 9/22/18	USD	175	$40,031
1.00%, 12/31/49		620	141,825
Leucadia National Corp., 8.13%, 9/15/15		825	921,937
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16 (f)	EUR	123	156,272
7.75%, 10/15/16		256	325,249
7.13%, 4/15/19 (b)	USD	245	251,738
9.00%, 4/15/19 (b)		100	96,000
7.88%, 8/15/19 (b)		455	481,163
9.88%, 8/15/19 (b)		1,290	1,286,775
6.88%, 2/15/21 (b)		200	203,000
8.50%, 2/15/21 (b)		135	125,213
WMG Acquisition Corp.:
9.50%, 6/15/16 (b)		120	128,100
11.50%, 10/01/18		585	623,025
			12,196,671
Diversified Telecommunication Services — 1.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,035	796,950
ITC Deltacom, Inc., 10.50%, 4/01/16		280	294,700
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,675	1,675,000
8.63%, 7/15/20 (b)		950	969,000
Windstream Corp.:
8.13%, 8/01/13		460	484,150
7.88%, 11/01/17		393	418,545
			4,638,345
Electric Utilities — 0.8%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,750	2,142,237
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19	USD	205	210,638
Elster Finance BV, 6.25%, 4/15/18 (b)	EUR	114	145,542
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	235	272,600
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (b)		200	225,500
			854,280
Energy Equipment & Services — 3.3%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)		165	167,063
Atwood Oceanics, Inc., 6.50%, 2/01/20		140	144,900
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		395	371,300
Compagnie Générale de Géophysique Veritas:
7.75%, 5/15/17		250	257,500
6.50%, 6/01/21		1,255	1,229,900

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Forbes Energy Services Ltd., 9.00%, 6/15/19	USD	365	$338,537
Frac Tech Services LLC, 8.13%, 11/15/18 (b)		1,755	1,737,450
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (b)		155	155,775
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (b)		315	308,700
Key Energy Services, Inc., 6.75%, 3/01/21		450	451,687
MEG Energy Corp., 6.50%, 3/15/21 (b)		1,205	1,229,100
Oil States International, Inc., 6.50%, 6/01/19		320	330,400
Peabody Energy Corp.:
6.25%, 11/15/21 (b)		1,405	1,401,487
7.88%, 11/01/26		375	388,125
Precision Drilling Corp.:
6.63%, 11/15/20		155	157,325
6.50%, 12/15/21		295	297,213
			8,966,462
Food & Staples Retailing — 0.2%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18 (j)	GBP	100	125,608
Rite Aid Corp., 9.25%, 3/15/20 (b)	USD	375	359,062
			484,670
Food Products — 0.3%
Darling International, Inc., 8.50%, 12/15/18		115	128,369
Del Monte Corp., 7.63%, 2/15/19		350	339,500
Post Holdings, Inc., 7.38%, 2/15/22 (b)		230	234,025
			701,894
Health Care Equipment & Supplies — 2.2%
Biomet, Inc.:
10.00%, 10/15/17		195	207,431
10.38%, 10/15/17 (h)		2,790	2,969,606
DJO Finance LLC:
10.88%, 11/15/14		519	528,083
8.75%, 3/15/18 (b)		450	452,250
7.75%, 4/15/18		100	80,750
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (b)		650	646,750
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)		208	216,840
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		540	616,950
Teleflex, Inc., 6.88%, 6/01/19		295	312,700
			6,031,360
Health Care Providers & Services — 5.7%
Aviv Healthcare Properties LP:
7.75%, 2/15/19		415	431,600

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Aviv Healthcare Properties LP (concluded):
7.75%, 2/15/19 (b)	USD	155	$159,650
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	494	623,048
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	364	532,947
HCA, Inc.:
8.50%, 4/15/19	USD	135	149,006
6.50%, 2/15/20		1,995	2,107,219
7.88%, 2/15/20		95	104,263
7.25%, 9/15/20		2,600	2,834,000
5.88%, 3/15/22		275	272,938
IASIS Healthcare LLC, 8.38%, 5/15/19		1,565	1,471,100
INC Research LLC, 11.50%, 7/15/19 (b)		410	387,962
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		135	114,075
Omnicare, Inc., 7.75%, 6/01/20		1,005	1,102,987
PSS World Medical, Inc., 6.38%, 3/01/22 (b)		285	287,850
Symbion, Inc., 8.00%, 6/15/16		345	336,375
Tenet Healthcare Corp.:
10.00%, 5/01/18		459	523,260
6.25%, 11/01/18 (b)		330	333,300
8.88%, 7/01/19		2,504	2,785,700
United Surgical Partners International, Inc., 9.00%, 4/01/20 (b)		290	300,875
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (b)		465	455,700
			15,313,855
Health Care Technology — 1.0%
IMS Health, Inc., 12.50%, 3/01/18 (b)		2,405	2,813,850
Hotels, Restaurants & Leisure — 4.0%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (b)		290	290,000
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		1,090	1,158,125
10.00%, 12/15/18		3,898	2,631,150
Caesars Operating Escrow LLC., 8.50%, 2/15/20 (b)		440	438,350
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		325	323,375
Diamond Resorts Corp., 12.00%, 8/15/18		1,190	1,282,225
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		140	131,250
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	324	381,502

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	265	$320,300
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	300	273,000
MGM Resorts International:
10.38%, 5/15/14		190	213,750
4.25%, 4/15/15 (e)		800	791,000
11.13%, 11/15/17		1,400	1,568,000
Travelport LLC:
5.11%, 9/01/14 (d)		180	113,850
9.88%, 9/01/14		40	27,900
9.00%, 3/01/16		120	77,400
6.47%, 12/01/16 (b)(h)		412	297,952
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(i)		305	—
Wynn Las Vegas LLC, 5.38%, 3/15/22 (b)		620	600,625
			10,919,754
Household Durables — 1.9%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,345	1,449,238
Jarden Corp., 7.50%, 1/15/20	EUR	305	383,921
Libbey Glass, Inc., 6.88%, 5/15/20 (b)	USD	250	250,625
Ryland Group, Inc., 6.63%, 5/01/20		340	341,700
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	303	354,990
Standard Pacific Corp.:
10.75%, 9/15/16	USD	1,390	1,622,825
8.38%, 1/15/21		555	593,850
			4,997,149
Household Products — 0.5%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	150	177,129
Spectrum Brands Holdings, Inc.:
9.50%, 6/15/18	USD	360	397,800
9.50%, 6/15/18 (b)		590	651,950
			1,226,879
Independent Power Producers & Energy Traders — 3.2%
AES Corp., 7.38%, 7/01/21 (b)		275	297,000
Calpine Corp. (b):
7.25%, 10/15/17		180	189,900
7.50%, 2/15/21		100	104,500
7.88%, 1/15/23		195	206,213
Energy Future Holdings Corp., 10.00%, 1/15/20		1,920	2,040,000
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		2,714	2,924,335
11.75%, 3/01/22 (b)		1,420	1,448,400
Laredo Petroleum, Inc.:
9.50%, 2/15/19		510	566,100
7.38%, 5/01/22 (b)		425	434,562

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
QEP Resources, Inc., 5.38%, 10/01/22	USD	333	$325,507
			8,536,517
Industrial Conglomerates — 2.5%
Sequa Corp. (b):
11.75%, 12/01/15		2,340	2,483,325
13.50%, 12/01/15		3,954	4,196,194
			6,679,519
Insurance — 1.0%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,700	1,763,750
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		367	389,020
Genworth Financial, Inc., 7.63%, 9/24/21		430	417,297
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		260	223,600
			2,793,667
IT Services — 2.4%
Alliance Data Systems Corp., 6.38%, 4/01/20 (b)		360	358,200
Epicor Software Corp., 8.63%, 5/01/19		570	571,425
First Data Corp.:
7.38%, 6/15/19 (b)		1,525	1,525,000
8.88%, 8/15/20 (b)		535	571,113
8.25%, 1/15/21 (b)		620	601,400
12.63%, 1/15/21		1,699	1,601,307
SunGard Data Systems, Inc.:
7.38%, 11/15/18		550	559,625
7.63%, 11/15/20		600	615,000
			6,403,070
Machinery — 1.2%
SPX Corp., 6.88%, 9/01/17		175	190,750
UR Financing Escrow Corp. (b):
5.75%, 7/15/18		257	261,498
7.38%, 5/15/20		440	451,000
7.63%, 4/15/22		2,157	2,205,532
			3,108,780
Media — 13.7%
Affinion Group, Inc., 7.88%, 12/15/18		815	688,675
AMC Networks, Inc., 7.75%, 7/15/21 (b)		225	249,750
CCH II LLC, 13.50%, 11/30/16		1,542	1,726,598
CCO Holdings LLC:
7.38%, 6/01/20		270	288,900
6.50%, 4/30/21		498	509,205
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		950	947,625
Checkout Holding Corp., 10.67%, 11/15/15 (b)(g)		670	261,300

Corporate Bonds	Par (000)		Value
Media (continued)
Cinemark USA, Inc., 8.63%, 6/15/19	USD	220	$239,250
Clear Channel Communications, Inc., 9.00%, 3/01/21		555	477,300
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,495	1,599,650
7.63%, 3/15/20 (b)		1,982	1,892,810
Series B, 9.25%, 12/15/17		5,202	5,592,150
Cox Enterprises, Inc. (b):
Loan Close 2, 12.00%, 8/15/18		674	679,242
Loan Close 3, 12.00%, 8/15/18		771	776,569
Shares Loan, 12.00%, 8/15/18		795	800,914
CSC Holdings LLC, 8.50%, 4/15/14		390	429,487
DISH DBS Corp., 5.88%, 7/15/22 (b)		610	594,750
Gray Television, Inc., 10.50%, 6/29/15		345	355,350
Harron Communications LP, 9.13%, 4/01/20 (b)		320	335,200
Intelsat Jackson Holdings SA:
11.25%, 6/15/16		883	921,631
7.25%, 10/15/20 (b)		910	903,175
Intelsat Luxemburg SA:
11.25%, 2/04/17		620	609,150
11.50%, 2/04/17 (h)		1,380	1,355,850
Interactive Data Corp., 10.25%, 8/01/18		1,345	1,489,587
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		340	383,350
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	345	443,656
Lamar Media Corp., 5.88%, 2/01/22 (b)	USD	140	140,875
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		735	767,156
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		620	675,800
Nielsen Finance LLC:
11.63%, 2/01/14		117	132,941
7.75%, 10/15/18		2,145	2,305,875
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	207	304,672
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	500	430,000
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(e)(i)		850	425
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)(j)		510	502,350
Unitymedia GmbH:
9.63%, 12/01/19	EUR	168	219,157
9.63%, 12/01/19 (b)		570	743,570

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Unitymedia GmbH (concluded):
9.50%, 3/15/21	EUR	320	$413,486
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (b)	USD	655	691,025
8.13%, 12/01/17 (b)	EUR	441	572,562
7.50%, 3/15/19		673	846,728
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	400	432,000
UPCB Finance II Ltd.:
6.38%, 7/01/20 (b)	EUR	822	978,288
6.38%, 7/01/20		300	357,040
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	283	462,329
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	388	513,346
Ziggo Finance BV, 6.13%, 11/15/17 (b)		652	846,508
			36,887,257
Metals & Mining — 3.9%
Eco-Bat Finance Plc, 7.75%, 2/15/17		460	548,883
FMG Resources August 2006 Property Ltd. (b):
6.88%, 2/01/18	USD	370	363,525
6.88%, 4/01/22		525	505,312
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)(j)		300	303,000
Goldcorp, Inc., 2.00%, 8/01/14 (e)		1,060	1,188,525
Kaiser Aluminum Corp., 8.25%, 6/01/20 (b)		225	226,125
New Gold, Inc., 7.00%, 4/15/20 (b)		150	153,000
New World Resources NV, 7.88%, 5/01/18	EUR	655	747,140
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)	USD	1,475	1,836,375
Novelis, Inc., 8.75%, 12/15/20		3,315	3,505,612
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	315	373,918
Taseko Mines Ltd., 7.75%, 4/15/19	USD	420	399,000
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		270	233,550
			10,383,965
Multiline Retail — 1.7%
Dollar General Corp., 11.88%, 7/15/17 (d)		4,351	4,655,614
Oil, Gas & Consumable Fuels — 11.3%
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (e)		280	235,900
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		130	116,350
6.25%, 6/01/21		440	391,600

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (b)	USD	455	$475,475
Berry Petroleum Co., 6.38%, 9/15/22		410	418,200
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (b)		255	249,900
CCS, Inc., 11.00%, 11/15/15 (b)		570	589,950
Chaparral Energy, Inc., 7.63%, 11/15/22 (b)		220	224,950
Chesapeake Energy Corp.:
6.63%, 8/15/20		195	183,300
6.88%, 11/15/20		175	165,813
6.13%, 2/15/21		595	559,300
Chesapeake Midstream Partners LP, 6.13%, 7/15/22		275	261,250
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)		5	4,325
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		116	123,540
Concho Resources, Inc.:
7.00%, 1/15/21		160	171,600
6.50%, 1/15/22		110	114,950
5.50%, 10/01/22		475	466,687
Consol Energy, Inc., 8.25%, 4/01/20		1,965	1,965,000
Continental Resources, Inc., 7.13%, 4/01/21		370	407,000
Copano Energy LLC, 7.13%, 4/01/21		335	345,050
Crosstex Energy LP:
8.88%, 2/15/18		180	189,000
7.13%, 6/01/22 (b)		150	148,875
Crown Oil Partners IV LP, 15.00%, 3/07/15		591	590,722
Denbury Resources, Inc., 8.25%, 2/15/20		47	50,760
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		555	596,625
7.75%, 6/15/19		900	909,000
EV Energy Partners LP, 8.00%, 4/15/19		150	151,500
Everest Acquisition LLC/Everest Acquisition Finance, Inc. (b):
6.88%, 5/01/19		395	404,875
9.38%, 5/01/20		300	307,500
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		745	778,525
Holly Energy Partners LP, 6.50%, 3/01/20 (b)		155	154,225
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		420	432,600
Linn Energy LLC:
6.50%, 5/15/19 (b)		95	92,150
6.25%, 11/01/19 (b)		2,045	1,947,862
8.63%, 4/15/20		225	238,500
7.75%, 2/01/21		200	204,500

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
MarkWest Energy Partners LP:
6.75%, 11/01/20	USD	55	$58,438
6.25%, 6/15/22		80	82,000
Newfield Exploration Co., 6.88%, 2/01/20		780	826,800
Northern Oil and Gas, Inc., 8.00%, 6/01/20 (b)		310	308,450
Oasis Petroleum, Inc.:
7.25%, 2/01/19		330	339,900
6.50%, 11/01/21		290	290,000
Offshore Group Investments Ltd., 11.50%, 8/01/15 (b)		1,080	1,150,200
OGX Petroleo e Gas Participacoes SA (b):
8.50%, 6/01/18		4,055	3,902,937
8.38%, 4/01/22		700	663,250
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		295	283,200
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		1,195	1,212,925
Petrohawk Energy Corp., 7.25%, 8/15/18		320	364,711
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		575	595,125
Pioneer Natural Resources Co.:
6.88%, 5/01/18		460	541,357
7.50%, 1/15/20		145	179,298
Plains Exploration & Production Co.:
6.63%, 5/01/21		585	576,225
6.75%, 2/01/22		55	54,450
Range Resources Corp.:
8.00%, 5/15/19		345	376,050
5.75%, 6/01/21		985	1,014,550
5.00%, 8/15/22		435	417,600
Samson Investment Co., 9.75%, 2/15/20 (b)		690	686,550
SandRidge Energy, Inc.:
7.50%, 3/15/21		250	242,500
8.13%, 10/15/22 (b)		255	251,175
SESI LLC:
6.38%, 5/01/19		325	341,250
7.13%, 12/15/21 (b)		235	256,150
SM Energy Co.:
6.63%, 2/15/19		130	133,900
6.50%, 11/15/21		265	270,963
Vanguard Natural Resources, 7.88%, 4/01/20		270	266,625
			30,353,938
Paper & Forest Products — 1.5%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(h)		1,221	989,268
Boise Paper Holdings LLC:
9.00%, 11/01/17		65	71,663
8.00%, 4/01/20		125	136,875
Clearwater Paper Corp.:
10.63%, 6/15/16		390	434,850

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
Clearwater Paper Corp. (concluded):
7.13%, 11/01/18	USD	585	$615,712
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		345	342,413
NewPage Corp., 11.38%, 12/31/14 (a)(i)		2,070	1,283,400
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		140	131,600
			4,005,781
Pharmaceuticals — 0.8%
Capsugel Finance Co. SCA:
9.88%, 8/01/19 (b)	EUR	200	259,665
9.88%, 8/01/19		100	129,833
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (b)	USD	220	234,300
Spectrum Brands, Inc., 6.75%, 3/15/20 (b)		260	263,250
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		855	872,100
6.75%, 8/15/21		570	523,687
			2,282,835
Professional Services — 0.4%
FTI Consulting, Inc., 6.75%, 10/01/20		920	968,300
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		1,405	1,408,513
The Rouse Co. LP, 6.75%, 11/09/15		520	543,400
			1,951,913
Real Estate Management & Development — 2.5%
CBRE Services, Inc., 6.63%, 10/15/20		335	356,775
Forest City Enterprises, Inc., 7.63%, 6/01/15		1,425	1,410,750
IVG Immobilien AG, 8.00% (k)	EUR	100	59,352
Realogy Corp.:
11.50%, 4/15/17	USD	400	354,000
12.00%, 4/15/17		100	88,500
7.88%, 2/15/19 (b)		2,380	2,261,000
7.63%, 1/15/20 (b)		505	518,888
9.00%, 1/15/20 (b)		365	365,000
Shea Homes LP, 8.63%, 5/15/19		1,250	1,303,125
			6,717,390
Road & Rail — 1.4%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		130	134,550
Florida East Coast Railway Corp., 8.13%, 2/01/17		410	420,250

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
The Hertz Corp.:
7.50%, 10/15/18	USD	550	$572,688
6.75%, 4/15/19 (b)		290	296,525
7.38%, 1/15/21		415	435,231
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	188	247,572
8.50%, 7/31/15 (b)		1,325	1,744,857
			3,851,673
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17	USD	580	556,800
Software — 1.0%
Audatex North America, Inc., 6.75%, 6/15/18 (b)		530	545,900
Lawson Software, Inc., 9.38%, 4/01/19 (b)		1,780	1,833,400
Sophia LP, 9.75%, 1/15/19 (b)		442	458,575
			2,837,875
Specialty Retail — 2.9%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		365	392,375
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		635	635,000
Hillman Group, Inc., 10.88%, 6/01/18		530	552,525
House of Fraser Funding Plc:
8.88%, 8/15/18 (b)	GBP	285	382,141
8.88%, 8/15/18		221	296,326
Limited Brands, Inc.:
8.50%, 6/15/19	USD	785	923,356
5.63%, 2/15/22		160	161,200
Penske Automotive Group, Inc., 7.75%, 12/15/16		1,025	1,060,875
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	400	536,338
QVC, Inc. (b):
7.13%, 4/15/17	USD	230	243,800
7.50%, 10/01/19		625	679,687
7.38%, 10/15/20		290	316,100
Sally Holdings LLC:
6.88%, 11/15/19 (b)		545	580,425
5.75%, 6/01/22		435	439,894
Sonic Automotive, Inc., 9.00%, 3/15/18		370	399,600
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		150	151,125
			7,750,767
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22 (b)		440	436,700
Trading Companies & Distributors — 0.2%
Aircastle Ltd., 6.75%, 4/15/17 (b)		470	465,300

Corporate Bonds	Par (000)		Value
Trading Companies & Distributors (concluded)
Russel Metals, Inc., 6.00%, 4/19/22 (b)	CAD	175	$172,772
			638,072
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)	USD	431	439,620
Wireless Telecommunication Services — 4.4%
Cricket Communications, Inc.:
7.75%, 5/15/16		110	116,050
7.75%, 10/15/20		70	64,050
Digicel Group Ltd. (b):
8.88%, 1/15/15		700	689,500
9.13%, 1/15/15		1,783	1,756,255
8.25%, 9/01/17		1,180	1,185,900
10.50%, 4/15/18		500	510,000
iPCS, Inc., 2.59%, 5/01/13 (d)		545	534,100
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	305	381,847
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	760	735,300
NII Capital Corp., 7.63%, 4/01/21		621	523,192
Sprint Capital Corp., 6.88%, 11/15/28		2,220	1,648,350
Sprint Nextel Corp. (b):
9.00%, 11/15/18		1,930	2,089,225
7.00%, 3/01/20		1,730	1,742,975
			11,976,744
Total Corporate Bonds – 105.3%			283,589,790

Floating Rate Loan Interests (d)
Airlines — 0.2%
Delta Air Lines, Inc., Credit - New Term Loan B, 5.50%, 4/20/17		397	394,592
Auto Components — 0.5%
Federal-Mogul Corp., Term Loan B, 2.18%, 12/29/14		948	890,674
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		495	492,525
			1,383,199
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		398	401,108
Capital Markets — 0.4%
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		655	653,363
New Second Lien Term Loan, 8.25%, 2/28/19		415	417,465
			1,070,828

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)	Value
Chemicals — 0.7%
Ineos US Finance LLC, 6 year Term Loan, 6.50%, 5/04/18	USD	1,150	$1,126,379
PQ Corp., Term Loan B, 3.99%, 7/30/14		290	277,874
Styron Sarl LLC, Term Loan B, 6.00% - 6.75%, 8/02/17		438	390,968
			1,795,221
Commercial Services & Supplies — 0.7%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		476	473,539
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		550	549,313
Volume Services America, Inc., Term Loan B, 10.50% - 11.75%, 9/16/16		985	979,257
			2,002,109
Communications Equipment — 0.1%
Avaya, Inc., Term Loan B1, 3.22%, 10/24/14		254	239,467
Construction & Engineering — 0.7%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		2,000	2,000,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		1,115	1,119,460
Consumer Finance — 1.7%
Springleaf Finance Corp., Term Loan, 5.50%, 5/10/17		5,085	4,688,777
Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		145	138,579
ServiceMaster Co.:
Delayed Draw Term Loan, 2.74%, 7/24/14		9	8,275
Term Loan, 2.74% - 2.99%, 7/24/14		85	83,096
			229,950
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18		850	841,959
Tranche A Term Loan, 2.49% - 2.72%, 3/13/14		500	486,460
			1,328,419
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Extended Term Loan, 4.00%, 7/14/17		276	263,617
Energy Equipment & Services — 2.2%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		1,986	2,024,847

Floating Rate Loan Interests (d)		Par (000)	Value
Energy Equipment & Services (concluded)
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16	USD	3,635	$3,745,987
Tervita Corp., Incremental Term Loan, 6.50%, 10/17/14		274	272,941
			6,043,775
Food & Staples Retailing — 0.1%
US Foods, Inc. (FKA U.S. Foodservice, Inc.), Term Loan B, 2.74%, 7/03/14		164	158,735
Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		900	904,779
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		475	466,431
Hupah Finance Inc., Term Loan B, 6.25%, 1/21/19		765	767,394
			1,233,825
Health Care Providers & Services — 0.7%
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		380	372,771
Tranche A Additional Term Loan, 7.75%, 3/02/15		401	393,196
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		735	688,358
Wolverine Healthcare, Term Loan B, 6.75%, 6/06/19		375	368,906
			1,823,231
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.50%, 1/26/18		200	176,032
Incremental Term Loan B4, 9.50%, 10/31/16		484	486,873
Term Loan B1, 3.24%, 1/28/15		546	498,342
Term Loan B2, 3.24%, 1/28/15		309	282,084
Term Loan B3, 3.24% - 3.47%, 1/28/15		968	883,121
OSI Restaurant Partners LLC:
Revolver, 2.54% - 2.72%, 6/14/13		9	9,207
Term Loan B, 2.56%, 6/14/14		95	93,091
Sabre, Inc., Non Extended Initial Term Loan, 2.24%, 9/30/14		100	95,021
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		871	818,501
Travelport LLC:
Extended Tranche A Term Loan, 6.47%, 9/28/12		190	74,009

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Travelport LLC (concluded):
Extended Tranche B Term Loan, 13.97%, 12/01/16	USD	600	$60,048
			3,476,329
Industrial Conglomerates — 0.2%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		439	437,803
Term Loan, 3.72%, 12/03/14		155	151,973
			589,776
IT Services — 0.3%
Ceridian Corp., Term Loan, 3.24%, 11/10/14		114	108,113
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18		785	709,161
			817,274
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		653	652,553
Machinery — 0.2%
Rexnord Corp., Term Loan B, 5.00%, 4/02/18		594	589,951
Media — 5.4%
Affinion Group, Inc., Term Loan B, 5.00%, 7/16/15		40	36,682
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.49%, 7/03/14		324	292,728
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,684	1,611,745
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		475	462,650
Clear Channel Communications, Inc.:
Term Loan B, 3.89%, 1/28/16		2,116	1,646,043
Term Loan C, 3.89%, 1/28/16		385	297,045
EMI Music Publishing Ltd., Term Loan B, 1.00%, 11/14/17		560	556,500
HMH Publishing Co. Ltd., Term Loan, 6.49%, 6/12/14 (a)(i)		923	511,784
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18		7,227	7,162,246
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		409	401,810
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,325	1,350,679
Univision Communications, Inc., Extended Term Loan, 4.49%, 3/31/17		335	306,987
			14,636,899

Floating Rate Loan Interests (d)		Par (000)	Value
Metals & Mining — 0.2%
Constellium Holding Co. BV, Term Loan B, 9.25%, 5/25/18	USD	430	$419,250
Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17		2,340	2,296,710
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,089	1,089,016
			3,385,726
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		600	604,752
Verso Paper Finance Holdings LLC, Term Loan with PIK option, 6.72% - 7.47%, 2/01/13		1,509	754,284
			1,359,036
Pharmaceuticals — 0.5%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		988	954,913
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		419	419,025
			1,373,938
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc.:
Term Loan A1, 5.00%, 6/28/13		1,290	1,283,768
Term Loan A2, 7.00%, 6/30/14		5	4,987
			1,288,755
Real Estate Management & Development — 0.4%
Realogy Corp.:
Extended Letter of Credit Loan, 4.49%, 10/10/16		112	101,861
Extended Term Loan, 4.49%, 10/10/16		737	671,333
Stockbridge SBE Holdings LLC, Term Loan BTerm Loan B, 13.00%, 5/02/17		185	182,225
			955,419
Semiconductors & Semiconductor Equipment — 0.0%
NXP BV, Term Loan A-2, 5.50%, 3/03/17		70	68,734
Software — 0.5%
Lawson Software, Inc., Term Loan B, 6.25%, 4/05/18		1,235	1,232,580
Magic Newco LLC, Second Lien Term Loan, 1.00%, 12/06/19		245	236,628
			1,469,208

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)		Value
Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 2.99% - 3.22%, 5/29/14	USD	387	$360,151
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,140	1,107,704
Wireless Telecommunication Services — 1.3%
Crown Castle International Corp., Term Loan B, 4.00%, 1/31/19		160	157,206
Vodafone Americas Finance 2, Inc. (h):
Term Loan, 6.88%, 8/11/15		1,938	1,967,246
Term Loan B, 6.25%, 7/11/16		1,341	1,360,734
			3,485,186
Total Floating Rate Loan Interests – 23.4%			63,116,981

Other Interests (m)	Beneficial Interest (000)
Adelphia Escrow (a)	750	8
Adelphia Recovery Trust (a)	941	94
Buffets, Inc. (a)	575	6
Lear Corp. Escrow (a)	460	3,450
Wellman Holdings, Inc., Litigation Trust Certificate (a)	2,830	28
Total Other Interests – 0.0%		3,586

Preferred Securities
	Par (000)
Capital Trusts
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (d)	865	493,284
Total Capital Trusts – 0.2%		493,284

Preferred Stocks	Shares
Auto Components — 0.8%
Dana Holding Corp., 4.00% (b)	17,830	2,041,535

Preferred Stocks	Shares	Value
Diversified Financial Services — 1.3%
Ally Financial, Inc., 7.00% (b)(d)	4,074	$3,493,200
Media — 0.1%
TRA Global, Inc. (a)	286,652	352,582
Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)	8,994	128,165
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, 7.00% (a)	30,000	64,500
Freddie Mac, 8.00% (a)	75,961	127,614
		192,114
Total Preferred Stocks – 2.3%		6,207,596
Trust Preferred
Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	80,390	1,842,539
RBS Capital Funding Trust VII, 6.08%, 12/31/49	60,800	829,920
Total Trust Preferred – 1.0%		2,672,459
Total Preferred Securities – 3.5%		9,373,339

Warrants (l)
Containers & Packaging — 0.0%
MDP Acquisitions Plc	700	22,924
Health Care Providers & Services — 0.0%
HealthSouth Corp.	32,042	—
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.	485	—
Media — 0.1%
Cumulus Media, Inc. (Issued/Exercisable 9/16/11, 0.01 Share for 1 Warrant, Expires 6/03/30, Strike Price $2.88)	42,640	250,664
New Vision Holdings LLC, Expires 9/30/14	22	—
		250,664
Software — 0.0%
Bankruptcy Management Solutions, Inc., Expires 9/29/17	334	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 3/09/17, Strike Price $12.26)	11,225	—
Total Warrants – 0.1%		273,588

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Value
Total Long-Term Investments (Cost – $384,248,705) – 140.7%	$379,081,446

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (n)(o)	1,541,301	1,541,301
Total Short-Term Securities (Cost – $1,541,301) – 0.6%		1,541,301

Options Purchased	Contracts
Exchange-Traded Put Options — 0.1%
SPDR S&P 500 ETF Trust, Strike Price USD 132.00, Expires 6/16/12	795	230,948

	Notional Amount (000)
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA (b)	19	—
Total Options Purchased (Cost – $326,262) – 0.1%		230,948
Total Investments Before Options Written (Cost – $386,116,268*) – 141.4%		380,853,695

Options Written	Contracts	Value
Exchange-Traded Put Options — (0.0)%
SPDR S&P 500 ETF Trust, Strike Price USD 122.00, Expires 6/16/12	795	(31,005)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions — (0.0)%
Sold credit default protection on Dow Jones CDX North America High Yield Index Series 18, Strike Price USD 92, Expires 6/20/12, Broker Credit Suisse International (p)	USD	1,135 (q)	$(10,359)
Total Options Written (Premiums Received – $94,119) – 0.0%			(41,364)
Total Investments, Net of Options Written– 141.4%			380,812,331
Liabilities in Excess of Other Assets – (41.4)%			(111,430,054)
Net Assets – 100.0%			$269,382,277

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$387,075,957
Gross unrealized appreciation	$15,164,367
Gross unrealized depreciation	(21,386,629)
Net unrealized depreciation	$(6,222,262)

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Convertible security.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Goldman Sachs & Co.	$125,608	$(1,757)
Citicorp Security	$176,032	$(3,968)
Goldman Sachs & Co.	$303,000	$3,000
JPMorgan Securities	$502,350	$(4,310)

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

(k)	Security is perpetual in nature and has no stated maturity date.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 29, 2012	Net Activity	Shares Held at May 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	1,541,301	1,541,301	$217

(o)	Represents the current yield as of report date.

(p)	Not rated using Standard & Poor’s (“S&P’s”) rating of the underlying securities.

(q)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
ETF	Exchange-Traded Fund
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
SPDR	Standard and Poor’s Depositary Receipts
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
92	S&P 500 E-Mini Index	Chicago Mercantile	June 2012	$6,022,320	$94,175

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	75,654	AUD	74,500	Deutsche Bank AG	7/18/12	$3,369
USD	2,820,884	CAD	2,817,000	Goldman Sachs & Co.	7/18/12	96,279
USD	176,908	CAD	175,000	UBS AG	7/18/12	7,648
USD	4,480,964	GBP	2,808,000	Goldman Sachs & Co.	7/18/12	154,142
EUR	308,000	USD	389,127	Citibank NA	7/25/12	(8,163)
EUR	1,030,000	USD	1,345,317	UBS AG	7/25/12	(71,315)
USD	21,962,160	EUR	16,638,000	Citibank NA	7/25/12	1,382,693
USD	169,576	EUR	131,000	UBS AG	7/25/12	7,543
USD	231,369	EUR	179,000	UBS AG	7/25/12	9,964
Total						$1,582,160

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$105	$(5,455)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$170	(8,295)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$90	(2,406)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$90	(3,021)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$85	(5,159)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$300	23,175
Realogy Corp.	5.00%	Goldman Sachs International	9/20/16	$150	(11,312)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$225	(19,898)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/17	$225	(1,770)
Israel Government Bond	1.00%	Deutsche Bank AG	3/20/17	$675	(5,755)
Total					$(39,896)

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Air Lease Corp.	5.00%	Goldman Sachs International	2/14/13	NR	$500	$11,858
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	$3,400	370,305
Aramark Corp.	5.00%	Goldman Sachs International	3/20/16	B-	$500	22,358
Aramark Corp.	5.00%	Goldman Sachs International	6/20/16	B-	$300	14,384
Aramark Corp.	5.00%	Goldman Sachs International	6/20/16	B-	$300	12,608
Aramark Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B-	$125	9,147
Aramark Corp.	5.00%	Goldman Sachs International	9/20/16	B-	$350	13,755
Aramark Corp.	5.00%	Goldman Sachs International	9/20/16	B-	$125	8,710
Bausch & Lomb Incorporation	5.00%	Credit Suisse Securities (USA) LLC	3/20/17	B+	$105	6,761
Aramark Corp.	5.00%	Deutsche Bank AG	3/20/17	B-	$200	3,218
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B+	$470	2,170
Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	$1,500	95,860
Goodyear Tire & Rubber Co.	5.00%	Deutsche Bank AG	6/20/17	B+	$310	(250)
Goodyear Tire & Rubber Co.	5.00%	Goldman Sachs International	6/20/17	B+	$300	(3,834)
CCO Holding LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	$1,600	63,358
Level 3 Communications Inc.	5.00%	Goldman Sachs International	6/20/19	B-	$1,000	(15,389)
Total						$615,019

•	Credit default swaps on traded indexes - sold protection outstanding as of May 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Dow Jones CDX North America High Yield Series 18	5.00%	Credit Suisse Securities (USA) LLC	6/20/17	B+	$1,375	$(16,186)
Dow Jones CDX North America High Yield Series 18	5.00%	Credit Suisse Securities (USA) LLC	6/20/17	B+	$685	(3,773)
Total						$(19,959)

[1]	Using S&P’s ratings.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,141,282	—	$1,141,282
Common Stocks	$10,035,724	7,317,550	$4,229,606	21,582,880
Corporate Bonds	—	279,190,788	4,399,002	283,589,790
Floating Rate Loan interests	—	54,463,439	8,653,542	63,116,981
Other Interests	94	—	3,492	3,586
Preferred Securities	2,992,738	6,028,019	352,582	9,373,339
Warrants	—	273,588	—	273,588
Short Term Securities	1,541,301	—	—	1,541,301
Total	$14,569,857	$348,414,666	$17,638,224	$380,622,747

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$209,976	$447,691	$657,667
Equity contracts	$325,123	—	—	325,123
Foreign currency exchange contracts	—	1,661,638	—	1,661,638
Liabilities
Credit contracts	—	(112,862)		(112,862)
Equity contracts	(31,005)	—	—	(31,005)
Foreign currency exchange contracts	—	(79,478)	—	(79,478)
Total	$294,118	$1,679,274	$447,691	$2,421,083

[1] Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value. Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:

Cash	$989,625	—	—	$989,625
Cash pledged as collateral for financial futures contracts	210,000			210,000
Cash pledged as collateral for swaps	100,000	—	—	100,000
Foreign currency	2,957	—	—	2,957
Liabilities:
Cash held as collateral for swaps	(400,000)	—	—	(400,000)
Loan Payable	—	$(119,000,000)	—	(119,000,000)
Total	$902,582	$(119,000,000)	—	$(118,097,418)

There were no transfers between level 1 and Level 2 during the period ended May 31, 2012.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee to determine the fair value of certain of the Fund’s Level 3 investments as of May 31, 2012:

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$1,745,552	Market Comparable Companies	EBITDA Multiple	6.3x	6.3x
Preferred Stocks	352,582	Cost With Adjustment	Discount Rate	20%	20%
Corporate Bonds	3,534,855	Market Comparable Companies	Yield	7.00% - 9.67%	8.70%
Floating Rate Loan Interests	754,284	Estimated Final Distribution	Probable Outcome	50%	50%
Total[3]	$6,387,273

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Discount Rate	Decrease	Increase
Yield	Decrease	Increase
Probable Outcome	Increase	Decrease

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	18

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.

[3]

Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. See above valuation input table for values of such Level 3 investments. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Warrants	Total
Assets:
Opening balance, as of February 29, 2012	$4,322,217	$4,458,734	$9,295,244	$4,642	$352,582	$1	$18,433,420
Transfers into Level 3[1]	—	—	309,542	—	—	—	309,542
Transfers out of Level 3[1]	(10)	—	(792,147)	—	—	—	(792,157)
Accrued discounts/premium	—	853	26,577	—	—	—	27,430
Net realized gain (loss)	—	—	9,163	—	—	—	9,163
Net change in unrealized appreciation/depreciation[2]	(202,572)	(24,958)	(4,533)	(1,150)	—	(1)	(233,214)
Purchases	152,928	5,898	442,848	—	—	—	601,674
Sales	(42,957)	(41,525)	(633,152)	—	—	—	(717,634)
Closing balance, as of May 31, 2012	$4,229,606	$4,399,002	$8,653,542	$3,492	$352,582	—	$17,638,224

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $(233,214).

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening balance, as of February 29, 2012	$237,861
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/premium	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	209,830
Purchases	—
Issues[4]	—
Sales	—
Settlements[5]	—

Closing balance, as of May 31, 2012	$447,691

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2012 was $209,830.

[4]	Issues represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2012	19

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 25, 2012